PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2024	2023

Computers, software, patents and electronic equipment	$20,912	$14,995
Office furniture and equipment	9,804	9,094
Leasehold improvements	22,000	16,419
Capitalized internal use software development costs	17,629	14,616
Capital leases	254	254
Property and equipment, gross	70,599	55,378
Less accumulated depreciation and amortization	(29,023)	(17,960)
Property and equipment, net	$41,576	$37,418